401(k) Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
401(k) Plans
Eligible employee, deferral percentage, low end of range	1.00%
Eligible employee, deferral percentage, high end of range	25.00%
Contributions by employer (in dollars)	$ 19,999	$ 18,026	$ 18,133